CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
MEZZANINE EQUITY:
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares outstanding (in shares)	5,864,200	13,452
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	10,294,906	1,991,598
Common stock, shares outstanding (in shares)	10,294,906	1,991,598
Series E Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, shares issued (in shares)	13,452	13,452
Preferred shares, shares outstanding (in shares)	13,452	13,452
Series F Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, shares issued (in shares)	5,850,748
Preferred shares, shares outstanding (in shares)	5,850,748
Series D Preferred Shares [Member]
STOCKHOLDERS EQUITY
Preferred stock, shares outstanding (in shares)	100,000	100,000